Related Party Transactions	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Amount due from (to) as of June 30, 2024 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€250	€-	€177,571	€177,821
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	4,512	4,512
Total	€250	€-	€184,633	€184,883

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(2,427,823)	€-	€(2,427,823)
Credits pending collection	-	-	(784)	(784)
Trade payable	-	(109,729)	-	(109,729)
Total	€-	€(2,537,552)	€(784)	€(2,538,336)

Amount due from (to) as of December 31, 2023 are summarized as follows:

Due from related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending collection	€-	€-	€175,771	€175,771
Long-term investment	-	-	2,550	2,550
Trade receivables	-	-	1,422,952	1,422,952
Total	€-	€-	€1,601,273	€1,601,273

Due to related parties:

	Ultimate	Senior	Other group
	partner	partner	companies	Total
Credits pending to pay	€-	€(3,800,000)	€-	€(3,800,000)
Credits pending collection	-	72,444	(784)	71,660
Trade payable	-	(119,610)	-	(119,610)
Total	€-	€(3,847,166)	€(784)	€(3,847,950)

All the amounts due to and from related parties are unsecured, non-interest bearing and due on demand, except for the loan agreement from Umbrella Global of €3,800,000. This loan was formalized and signed on June 30, 2023 for a period of five years and an amount of €3,800,000, bearing a market interest rate of 6.25% per year, payable bi-annually. As on June 30, 2024, Turbo Energy has repaid €1,372,177, so the remaining amount of the loan agreement, as of June 30 2024, is €2,427,823.

During the six months ended June 30, 2024 and 2023, a total amount of € 107,277 and €0 has been paid for interest.

Transactions with related parties during the six months ended June 30, 2024 and 2023 were summarized as follows:

Six Months Ended June 30, 2024

	Senior	Other group
	partner	companies	Total
Sales	€-	€68,980	€68,980
*Services received	467,410	-	467,410
Purchases	-	-	-
	€467,410	€68,980	€536,390

*	Comprised of selling and administrative–related parties of €426,545 and salaries and benefits–related parties of €40,865, which includes stock-based compensation of €32,911 relating to an RSU grant.

Six Months Ended June 30, 2023

	Senior	Other group
	partner	companies	Total
Sales	€-	€184,362	€184,362
Services received	508,590	-	508,590
	€508,590	€184,362	€692,952

Our related-party transactions during the six months ended June 30, 2024 include sales of products or services made to or purchases of products or services from affiliated group companies that are under common control and to associates of such group companies. These transactions include income accrued from the commercial activities of the Company. The purchases relate to merchandise that the Company sells in its normal course of commercial operations.

Umbrella Global, as the holding company of the group, assumes all structural costs such as those related to the human resources, licenses, legal, tax, labor, marketing and other generic structural costs. A margin of 13% is applied to these costs and the resulting amount is distributed to the four most significant companies in the group based on their estimated revenue in the monthly management fees.

During the six months ended June 30, 2024 and 2023, the Company incurred management fees to Umbrella Global of €420,000 and €508,590, respectively.

No compensation has been paid to the executives of Crocodile Investment SLU. The Company expects to continue with the same allocation structure in the future.